THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

52.99%	EXCHANGE TRADED FUNDS
16.26%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	30,943	$ 1,681,133
	iShares Ultra Short-Term Bond ETF	3,301	166,899
	JPMorgan Ultra-Short Income ETF	3,291	166,952
	Vanguard Intermediate Term Bond ETF	7,576	706,007
			2,720,991
0.89%	BROAD MARKET

	iShares Core Dividend Growth ETF	3,955	148,708
2.72%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	6,423	455,776
18.93%	CORPORATE

	iShares 0-5 Year Investment Grade Corporate Bond ETF	10,939	570,195
	iShares Intermediate-Term Corporate Bond ETF	13,359	806,616
	Pimco Investment Grade Corporate Bond Index ETF	1,102	125,931
	ProShares Investment Grade-Interest Rate Hedged EFT	7,702	543,684
	SPDR Portfolio Corporate Bond ETF	7,149	251,788
	SPDR Portfolio High Yield Bond ETF	5,498	134,756
	VanEck Vectors Investment Grade Floating Rate Bond EFT	11,623	290,877
	Vanguard Short-Term Corporate Bond ETF	5,379	444,628
			3,168,475
5.56%	CORPORATE HIGH YIELD
	iShares Short-Term Corporate Bond ETF	7,658	418,969
	Vanguard Intermediate-Term Corporate Bond ETF	5,377	511,568

			930,537
2.74%	FIXED INCOME EMERGING MARKET
	Vanguard Emerging Markets Government Bond ETF	5,904	459,095
0.32%	GLOBAL MARKETS

	iShares Global 100 ETF	1,015	53,572
0.24%	INTERNATIONAL
	Vanguard FTSE Developed Markets ETF	604	23,429
	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	840	17,119

			40,548
4.65%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	334	82,698
	iShares Russell Top 200 ETF	1,082	80,101
	Schwab U.S. Dividend Equity ETF	2,489	128,806
	Schwab U.S. Large-Cap Growth ETF	1,765	179,218
	SPDR Portfolio S&P 500 Value ETF	4,396	127,396
	Vanguard Large-Cap EFT	1,263	180,609

			778,828

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.61%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	98	$28,734
	Schwab U.S. Mid-Cap ETF	167	8,788
	Vanguard Mid-Cap ETF	69	11,310
	Vanguard Large-Cap ETF	174	28,724
	Vanguard Mega Cap Value ETF	258	24,691

			102,247
0.07%	SMALL CAP
	Vanguard Small-Cap Growth ETF	16	3,194
	Vanguard Small-Cap Value ETF	82	8,767

			11,961
52.99%	TOTAL EXCHANGE TRADED FUNDS		8,870,738
46.26%	MUTUAL FUNDS

17.73%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	74,594	900,350
	JPMorgan Unconstrained Debt Fund R6 Class	54,161	532,399
	Nuveen Strategic Income fund R6 Class	6,377	68,423
	Vanguard Intermediate-Term Bond Index Fund Admiral Class	116,559	1,467,474

			2,968,646
7.74%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	72,023	646,766
	T. Rowe Price Institutional Floating Rate Fund	69,922	648,877

			1,295,643
2.49%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	6,180	81,767
	DFA U.S. Large Company Portfolio Institutional Class	4,997	118,771
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	3,077	82,504
	Schwab S&P 500 Index Fund	2,806	134,335

			417,377
0.26%	BLEND MID CAP

	Vanguard Mid-Cap Index Fund Admiral Class	213	43,331
0.05%	BLEND SMALL CAP

	Schwab Small-Cap Index Fund	350	8,874
1.83%	CONVERTIBLE

	AllianzGl Convertible Fund Institutional Class	9,264	306,072
1.84%	EMERGING MARKETS BOND

	Vanguard Emerging Markets Bond Fund Admiral Class	11,577	307,823
4.30%	FOREIGN AGGREGATE

	Dodge & Cox Global Bond Fund	63,112	720,739
0.43%	FOREIGN BLEND

	AB FlexFee International Strategic Core Portfolio Advisor Class	1,690	17,035
	Vanguard Total World Stock Index Fund Admiral Class	2,042	54,282
			71,317
0.01%	FOREIGN GOVERNMENT
	DFA World ex US Government Fixed Income Portfolio Institutional Class	53	566
0.26%	FOREIGN GROWTH

	Fidelity Advisor International Growth Fund Institutional Class	556	8,590
	Vanguard International Growth Fund Admiral Class	300	34,670

			43,260

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.14%	FOREIGN VALUE
	Vanguard International Value Fund Investor Class	735	$23,408
0.54%	GROWTH BROAD MARKET
	American New Perspective Fund R6 Class	1,891	90,522
2.33%	GROWTH LARGE CAP

	AB FlexFee Large Cap Growth Portfolio Advisor Class	3,177	54,047
	Calvert U.S. Large Cap Growth Responsible Index Fund Institutional Class	1,667	59,513
	JPMorgan Large Cap Growth Fund R6 Class	1,447	73,318
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	4,042	161,312
	Vanguard U.S. Growth Fund Admiral Class	318	42,261
			390,451
0.03%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	232	5,157
4.75%	HIGH YIELD BOND

	AB FlexFee High Yield Portfolio Advisor Class	19,501	175,118
	Hartford Strategic Income Fund Y Class	14,409	126,802
	Vanguard High-Yield Corporate Fund Admiral Class	87,930	493,287

			795,207
0.53%	VALUE BROAD MARKET

	JPMorgan Growth and Income Fund R6 Class	1,814	$88,328
0.79%	VALUE LARGE CAP
	Vanguard Value Index fund Admiral Class	3,382	131,547
0.21%	VALUE MID CAP

	MFS Mid Cap Value Fund R6 Class	1,041	21,926
	Vanguard Mid-Cap Value Index Fund Admiral Class	265	13,150

			35,076

46.26%	TOTAL MUTUAL FUNDS		7,743,344
6.96%	MONEY MARKET FUNDS
	Goldman Sachs FS Government Fund, Institutional 0.15%*	1,165,253	1,165,253

106.21%	TOTAL INVESTMENTS		17,779,335
-6.21%	Liabilities, net of other assets		(1,039,180)
100.00%	NET ASSETS		$16,740,155

* Effective 7 day yield as of June 30, 2020

THE E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number
	of	Fair
Security Description	Shares	Value

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
Quoted Prices		Inputs	Inputs		Total

Exchange Traded Funds	$8,870,738	$-		$-	$8,870,738
Mutual Funds	7,743,344	-		-	7,743,344
Money Market Funds	1,165,253	-		-	1,165,253
Total Investments	$17,779,335	$-		$-	$17,779,335

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.
At June 30, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,751,888 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$1,062,381
		Gross unrealized depreciation			(34,934)

		Net unrealized appreciation			$1,027,447